Income Taxes - Schedule of Components of the Provision for Income Taxes (Details)	12 Months Ended
	Mar. 31, 2026 SGD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 SGD ($)	Mar. 31, 2024 SGD ($)
Current income tax
Current year			$ 36,098	$ 70,500
(Over) under provision current taxation in respect of prior year	112,225	87,042	(24,719)	(46,935)
Current income tax total	112,225	87,042	11,379	23,565
Current year	115,303	89,429
Under provision of deferred tax in respect of prior year	101,275	78,549	106,620	123,389
Income tax expenses	$ 328,803	$ 255,020	$ 117,999	$ 146,954